                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                  Date of reporting period: August 31, 2004**
-------------------------------------------------------------------------------

 * This Form N-Q contains the quarterly reports for the following Series of MFS Series Trust X: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Gemini U.K. Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.
** MFS International Diversification Fund was launched on October 1, 2004 and has no information to report for this period.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) GEMINI UK FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MFS(R)GEMINI UK FUND
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.6%
---------------------------------------------------------------------------------------------------------------------------
IRELAND - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.PLC                                                                        1,091              $18,194
---------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 97.8%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0%
---------------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC                                                                                     84                 $351
---------------------------------------------------------------------------------------------------------------------------
Airlines - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Arriva PLC                                                                                       1,600              $12,455
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co.Ltd                                                                           1,218                3,221
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,676
---------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       2,006              $24,770
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 18.5%
---------------------------------------------------------------------------------------------------------------------------
Alliance & Leicester PLC                                                                           795              $12,922
---------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                                     4,925               45,846
---------------------------------------------------------------------------------------------------------------------------
Cattles PLC*                                                                                     1,794               10,378
---------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                           215                2,721
---------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                3,038               47,354
---------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                   2,743                5,251
---------------------------------------------------------------------------------------------------------------------------
Paragon Group of Cos.PLC                                                                         1,633                9,396
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                 2,006               56,171
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $190,039
---------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------
ITV PLC*                                                                                           228                 $171
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   1,280                7,882
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,053
---------------------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Davis Service Group PLC                                                                          1,606              $11,350
---------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Johnson Service Group PLC                                                                        1,237               $8,726
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              847               22,361
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,087
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                       2,999               $7,914
---------------------------------------------------------------------------------------------------------------------------
Electronics - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Cookson Group PLC                                                                               35,888              $21,453
---------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 11.5%
---------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                          10,028              $89,508
---------------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co.PLC                                                                 3,927               28,792
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $118,300
---------------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.6%
---------------------------------------------------------------------------------------------------------------------------
AMEC PLC                                                                                         1,172               $6,704
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.1%
---------------------------------------------------------------------------------------------------------------------------
EMI Group PLC                                                                                    2,916              $11,747
---------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Somerfield PLC                                                                                   3,618               $9,208
---------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        1,517                7,296
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,504
---------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Tate & Lyle PLC                                                                                  1,741              $11,283
---------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                          458               $3,513
---------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
---------------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                                2,269              $22,278
---------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.2%
---------------------------------------------------------------------------------------------------------------------------
HMV Group PLC                                                                                    2,498              $10,098
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           832               22,394
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $32,492
---------------------------------------------------------------------------------------------------------------------------
Insurance - 6.0%
---------------------------------------------------------------------------------------------------------------------------
Amlin PLC                                                                                        3,451               $9,025
---------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                        3,021               29,068
---------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                        4,929                8,845
---------------------------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC                                                         8,774               11,148
---------------------------------------------------------------------------------------------------------------------------
St.James's Place Capital PLC*                                                                    1,226                3,681
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $61,767
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.6%
---------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                               1,033              $23,427
---------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                   954                9,042
---------------------------------------------------------------------------------------------------------------------------
Xstrata PLC*                                                                                     1,026               14,979
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $47,448
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.4%
---------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    931              $43,057
---------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                              2,624               53,731
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $96,788
---------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.1%
---------------------------------------------------------------------------------------------------------------------------
De La Rue PLC                                                                                      266               $1,495
---------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC                                                                                3,420               19,838
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $21,333
---------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0%
---------------------------------------------------------------------------------------------------------------------------
RT Group PLC*                                                                                      426                  $81
---------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.0%
---------------------------------------------------------------------------------------------------------------------------
McCarthy & Stone PLC                                                                               967               $9,927
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers PLC                                                                          2,239              $10,413
---------------------------------------------------------------------------------------------------------------------------
Whitbread PLC                                                                                      637                9,385
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,798
---------------------------------------------------------------------------------------------------------------------------
Special Products & Services - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                               2,049              $21,186
---------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.3%
---------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                    1,119              $18,104
---------------------------------------------------------------------------------------------------------------------------
British Vita PLC                                                                                 1,260                5,526
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,630
---------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Carpetright PLC                                                                                    325               $6,401
---------------------------------------------------------------------------------------------------------------------------
Inchcape PLC                                                                                       370               11,090
---------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                   2,703               13,563
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,054
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.3%
---------------------------------------------------------------------------------------------------------------------------
mm02 PLC                                                                                        13,721              $22,107
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              23,096               52,678
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $74,785
---------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.1%
---------------------------------------------------------------------------------------------------------------------------
BT Group PLC                                                                                     6,412              $21,182
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%
---------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                       294               $4,449
---------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                                         475               10,516
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,965
---------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                                    527               $5,024
---------------------------------------------------------------------------------------------------------------------------
National Grid Transco PLC                                                                        2,473               20,768
---------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                               201                1,987
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $27,779
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,005,237
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost,$962,594)                                                                          $1,023,431
---------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $962,594)                                                                  $1,023,431
---------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                                                 3,710
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $1,027,141
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

~ As of August 31, 2004, the fund had 59 securities representing $1,012,847 and 98.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                          $963,053
                                        --------
Gross unrealized appreciation           $142,469
                                        --------
Gross unrealized depreciation           (82,091)
                                        --------
Net unrealized appreciation              $60,378
                                        --------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) INTERNATIONAL
GROWTH FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

 o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

 o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

 o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

 o MFS Global Perspective is a commentary and analysis of markets around the globe.

 o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                      MFS(R)INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 95.0%
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 94.2%
---------------------------------------------------------------------------------------------------------------------------
Australia - 2.4%
---------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                                         114,300              $1,060,361
---------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (Broadcast & Cable TV)^                                                     200,166               1,559,943
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,620,304
---------------------------------------------------------------------------------------------------------------------------
Austria - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Companies)                    30,520              $1,166,185
---------------------------------------------------------------------------------------------------------------------------
Brazil - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR (Forest & Paper Products)                                         17,790                $619,270
---------------------------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao, ADR (Food & Drug Stores)                               25,100                 517,060
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                                            11,540                 666,666
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,802,996
---------------------------------------------------------------------------------------------------------------------------
Canada - 1.9%
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                          16,790                $685,708
---------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)*                                     13,160                 792,495
---------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                                                 27,930                 638,995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,117,198
---------------------------------------------------------------------------------------------------------------------------
China - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric Power)                            1,462,000              $1,087,128
---------------------------------------------------------------------------------------------------------------------------
Croatia - 0.3%
---------------------------------------------------------------------------------------------------------------------------
PLIVA d.d.,GDR (Pharmaceuticals)                                                             22,580                $324,700
---------------------------------------------------------------------------------------------------------------------------
France - 5.5%
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR* (Computer Software)^*                                            27,300                $507,234
---------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)                                                      6,747               1,061,215
---------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Machinery & Tools)                                                              9,040                 548,148
---------------------------------------------------------------------------------------------------------------------------
Pernod Ricard (Alcoholic Beverages)                                                           4,300                 533,410
---------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automotive)^                                                                    7,190                 580,246
---------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                         13,280                 946,662
---------------------------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)^                                                      91,600               1,787,132
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,964,047
---------------------------------------------------------------------------------------------------------------------------
Germany - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                                       1,059                $646,838
---------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC (Food & Non-Alcoholic Beverages)                                               33,710                $801,222
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%
---------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Food & Non-Alcoholic Beverages)*                            1,119,000                $702,962
---------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp. (Energy - Independent)                                   1,344,000                 525,538
---------------------------------------------------------------------------------------------------------------------------
Denway Motors Ltd. (Automotive)                                                           1,642,000                 647,327
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,875,827
---------------------------------------------------------------------------------------------------------------------------
Hungary - 1.0%
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                                                24,950              $1,082,830
---------------------------------------------------------------------------------------------------------------------------
India - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd. (Telephone Services)                                              239,200                $722,274
---------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Banks & Credit Companies)                            56,100                 674,012
---------------------------------------------------------------------------------------------------------------------------
State Bank of India (Banks & Credit Companies)                                               44,648                 454,660
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,850,946
---------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia (Banks & Credit Companies)                                          5,050,000                $929,696
---------------------------------------------------------------------------------------------------------------------------
Ireland - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks & Credit Companies)                                        60,180              $1,003,599
---------------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC (Banks & Credit Companies)                                                    57,230                 758,301
---------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR* (Pharmaceuticals)^*                                                     18,300                 414,129
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,176,029
---------------------------------------------------------------------------------------------------------------------------
Italy - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                                            67,400                $600,994
---------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                                             59,830               1,059,862
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,660,856
---------------------------------------------------------------------------------------------------------------------------
Japan - 15.1%
---------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (Banks & Credit Companies)                                                        7,700                $772,929
---------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                                       112,000                 962,039
---------------------------------------------------------------------------------------------------------------------------
CANON, Inc. (Personal Computers & Peripherals)                                               26,000               1,244,167
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                             62,400                 920,970
---------------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (Electronics)                                                         7,700               1,079,278
---------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                                                 18,900                 280,334
---------------------------------------------------------------------------------------------------------------------------
HUNET, Inc. (Real Estate)^                                                                  104,000                 227,859
---------------------------------------------------------------------------------------------------------------------------
IBIDEN Co. Ltd. (Electronics)^                                                               40,700                 602,935
---------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (Apparel Manufacturers)                                                   21,500                 464,156
---------------------------------------------------------------------------------------------------------------------------
Jaccs Co. Ltd. (Banks & Credit Companies)                                                   105,000                 565,018
---------------------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd. (Food & Non-Alcoholic Beverages)                                 22,000                 439,657
---------------------------------------------------------------------------------------------------------------------------
LEOPALACE21 Corp. (Real Estate)^                                                             36,700                 719,971
---------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd. (Machinery & Tools)                                       208,000                 846,606
---------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd. (Leisure & Toys)                                                            4,600                 497,594
---------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (Specialty Stores)^                                              14,700                 522,858
---------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)                                                     23,800               1,047,257
---------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                                                    66,000                 404,162
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                                                     67,000                 505,487
---------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)^                                                          46,700               2,003,539
---------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd. (Electronics)                                                      41,000                 617,528
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)                                                     8,090                 571,050
---------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd. (Leisure & Toys)^                                                            11,000                 432,598
---------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc. (Apparel Manufacturers)                                              163,000                 774,020
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $16,502,012
---------------------------------------------------------------------------------------------------------------------------
Mexico - 5.9%
---------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications - Wireless)                              45,560              $1,560,430
---------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (Construction)                                                       40,260               1,139,358
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V. (Specialty Stores)                                               123,350                 813,440
---------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit Companies)                            412,140                 608,806
---------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. (Alcoholic Beverages)                                             299,800                 715,692
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                              34,370               1,654,228
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $6,491,954
---------------------------------------------------------------------------------------------------------------------------
Russia - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR (Telephone Services)                                             5,670                $733,471
---------------------------------------------------------------------------------------------------------------------------
Singapore - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Accord Customer Care Solutions Ltd. (Consumer Goods & Services)                           1,181,000                $445,504
---------------------------------------------------------------------------------------------------------------------------
South Korea - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                                                   334,690                $870,514
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                                                    3,020               1,182,822
---------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                                                   6,980                 715,276
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,768,612
---------------------------------------------------------------------------------------------------------------------------
Spain - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                                       34,460              $1,076,698
---------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (Broadcast & Cable TV)^*                                         11,762                 583,434
---------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                                         76,006               1,086,791
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,746,923
---------------------------------------------------------------------------------------------------------------------------
Sweden - 5.3%
---------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"(Machinery & Tools)^                                                      15,580                $554,565
---------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)^                                                                  12,930                 540,970
---------------------------------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB (Brokerage & Asset Managers)                                          64,030                 571,080
---------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"(Telecommunications - Wireline)                                          559,890               1,514,898
---------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"(Specialty Stores)                                                   41,820               1,094,313
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                                               29,280               1,005,063
---------------------------------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)^                                                                  54,100                 549,831
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,830,720
---------------------------------------------------------------------------------------------------------------------------
Switzerland - 9.2%
---------------------------------------------------------------------------------------------------------------------------
Basilea Pharmaceutica AG (Pharmaceuticals)                                                    2,780                $137,888
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                                                  8,261               1,961,227
---------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                46,440               2,154,768
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                           22,770               2,217,210
---------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (Medical Equipment)^                                                     3,250                 638,653
---------------------------------------------------------------------------------------------------------------------------
Synthes, Inc. (Medical Equipment)                                                            11,150               1,196,471
---------------------------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                                            25,433               1,713,405
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,019,622
---------------------------------------------------------------------------------------------------------------------------
Thailand - 1.0%
---------------------------------------------------------------------------------------------------------------------------
AEON Thana Sinsap Public Co. Ltd. (Banks & Credit Companies)                                674,500                $563,231
---------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd. (Construction)                                                   90,500                 526,277
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,089,508
---------------------------------------------------------------------------------------------------------------------------
United Kingdom - 27.6%
---------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                            53,520              $2,475,212
---------------------------------------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)                                                                272,441               2,431,753
---------------------------------------------------------------------------------------------------------------------------
Bunzl PLC (Forest & Paper Products)                                                          90,830                 696,662
---------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*                                     129,290               1,040,893
---------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Companies)                                          71,730                 907,902
---------------------------------------------------------------------------------------------------------------------------
Cookson Group PLC (Electronics)                                                             847,990                 506,918
---------------------------------------------------------------------------------------------------------------------------
CSR PLC (Telecommunications - Wireline)*                                                    122,650                 802,018
---------------------------------------------------------------------------------------------------------------------------
Daily Mail & General Trust PLC, "A"(Printing & Publishing)                                   41,720                 514,004
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                                         105,140                 278,079
---------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                                                   87,028                 814,794
---------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                                           213,025               1,068,869
---------------------------------------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                                         205,700                 765,109
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                                               42,560               1,145,554
---------------------------------------------------------------------------------------------------------------------------
PHS Group PLC (Business Services)                                                           788,600               1,082,892
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                            51,060               1,347,995
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                  51,194               1,433,509
---------------------------------------------------------------------------------------------------------------------------
Schroders PLC (Brokerage & Asset Managers)                                                  101,670               1,120,539
---------------------------------------------------------------------------------------------------------------------------
Signet Group PLC* (Specialty Stores)*                                                       214,140                 403,022
---------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical Equipment)                                                       71,780                 649,373
---------------------------------------------------------------------------------------------------------------------------
Spirent PLC* (Telecommunications - Wireline)*                                               522,460                 502,607
---------------------------------------------------------------------------------------------------------------------------
St.James's Place Capital PLC (Insurance)                                                    163,250                 490,120
---------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Companies)                                            49,380                 842,077
---------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC (Printing & Publishing)                                                      66,381                 428,903
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                        1,983,730               4,524,515
---------------------------------------------------------------------------------------------------------------------------
William Hill Ltd. (Gaming & Lodging)                                                        113,820               1,117,540
---------------------------------------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC (Electronics)                                                  137,890                 433,843
---------------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Broadcast & Cable TV)                                                        116,860               1,050,317
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                                       194,510               1,197,789
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,072,808
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                           $102,807,936
---------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                               20,930                $883,874
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $89,625,998)                                                                    $103,691,810
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.57%, dated  8/31/04, due 9/1/04,
total to be received $5,221,228 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account), at Cost                     $5,221,000              $5,221,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 9.7%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                10,530,286             $10,530,286
---------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $105,377,284)                                                            $119,443,096
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (9.5)%                                                                         (10,326,120)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $109,116,976
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of August 31,2004,59 securities representing $60,618,547 and approximately 55.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                        $106,482,213
                                      ------------
Gross unrealized depreciation          $15,373,303
                                      ------------
Gross unrealized appreciation           (2,412,420)
                                      ------------
Net unrealized appreciation            $12,960,883
                                      ------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) INTERNATIONAL
VALUE FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)INTERNATIONAL VALUE FUND
---------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 95.9%
---------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Companies)                    12,160                $464,640
---------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Fortis, Inc. (Banks & Credit Companies)^                                                     56,050              $1,255,405
---------------------------------------------------------------------------------------------------------------------------
Brazil - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR (Forest & Paper Products)                                         11,720                $407,973
---------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)                                  23,350                 761,911
---------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A. (Energy - Integrated)                                               36,510               1,018,264
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,188,148
---------------------------------------------------------------------------------------------------------------------------
Canada - 1.2%
---------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic Beverages)*                             36,010                $278,181
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                          30,630               1,250,937
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,529,118
---------------------------------------------------------------------------------------------------------------------------
China - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric Power)                              206,000                $153,179
---------------------------------------------------------------------------------------------------------------------------
Denmark - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Vestas Wind Systems (Electrical Equipment)^                                                  21,820                $284,520
---------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Fortum Corp. (Energy - Independent)                                                         118,450              $1,668,029
---------------------------------------------------------------------------------------------------------------------------
France - 8.1%
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)^                                             58,899              $1,491,930
---------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Machinery & Tools)                                                              6,590                 399,590
---------------------------------------------------------------------------------------------------------------------------
Pages Jaunes (Printing & Publishing)^*                                                       28,960                 517,255
---------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A. (Automotive)^                                                        8,220                 495,762
---------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automotive)^                                                                   19,950               1,610,001
---------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                         21,178               1,509,669
---------------------------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)^                                                      71,980               1,404,342
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                                        28,552               2,797,810
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,226,359
---------------------------------------------------------------------------------------------------------------------------
Germany - 3.7%
---------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                                     27,870              $1,154,418
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)                                                     93,710               1,641,177
---------------------------------------------------------------------------------------------------------------------------
Mobilcom AG (Telecommunications - Wireless)                                                  27,100                 369,177
---------------------------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                                15,450                 860,785
---------------------------------------------------------------------------------------------------------------------------
Schwarz Pharma AG (Pharmaceuticals)^                                                         18,370                 656,105
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,681,662
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.9%
---------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                                         4,001,000              $1,885,087
---------------------------------------------------------------------------------------------------------------------------
Star Cruises Ltd. (Gaming & Lodging)                                                      1,903,000                 485,265
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,370,352
---------------------------------------------------------------------------------------------------------------------------
Hungary - 1.0%
---------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR (Energy - Integrated)                                   16,060                $696,201
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                                                13,640                 591,976
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,288,177
---------------------------------------------------------------------------------------------------------------------------
Ireland - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.PLC (Banks & Credit Companies)                                         27,020                $450,602
---------------------------------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Companies)                                                   94,110               1,270,972
---------------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC (Banks & Credit Companies)                                                    47,970                 635,606
---------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                                        50,520                 771,690
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,128,870
---------------------------------------------------------------------------------------------------------------------------
Italy - 3.8%
---------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Energy - Integrated)^                                                            82,850              $1,701,446
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                                           160,100               1,427,583
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)^                                                           56,210                 767,207
---------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                                             46,590                 825,321
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,721,557
---------------------------------------------------------------------------------------------------------------------------
Japan - 17.7%
---------------------------------------------------------------------------------------------------------------------------
Acom Co. Ltd. (Banks & Credit Companies)                                                     10,010                $661,613
---------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                                        59,000                 506,788
---------------------------------------------------------------------------------------------------------------------------
CANON, Inc. (Personal Computers & Peripherals)                                               21,000               1,004,904
---------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd. (Banks & Credit Companies)                                                  129,000                 749,746
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                             59,500                 878,168
---------------------------------------------------------------------------------------------------------------------------
EDION Corp. (Specialty Stores)                                                               61,600                 659,002
---------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                                                 59,700                 885,498
---------------------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd. (Automotive)                                                            21,200               1,057,231
---------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (Apparel Manufacturers)^                                                  38,900                 839,799
---------------------------------------------------------------------------------------------------------------------------
Jaccs Co. Ltd. (Banks & Credit Companies)                                                   124,000                 667,259
---------------------------------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                                 322               1,552,661
---------------------------------------------------------------------------------------------------------------------------
Lawson, Inc. (Specialty Stores)^                                                             23,100                 823,752
---------------------------------------------------------------------------------------------------------------------------
LEOPALACE21 Corp. (Real Estate)^                                                             53,600               1,051,510
---------------------------------------------------------------------------------------------------------------------------
Olympus Corp. (Medical Equipment)^                                                           29,000                 552,963
---------------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd. (Banks & Credit Companies)^                                                 10,350                 659,417
---------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                                                   198,900               1,217,997
---------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                                              17,300                 712,078
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                                                    137,000               1,033,607
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)                                                     9,490                 669,872
---------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd. (Leisure & Toys)^                                                            14,000                 550,580
---------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)                                                   107,000                 923,995
---------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co. , Inc. (Utilities - Electric Power)                                87,900               1,506,834
---------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                                       27,500                 437,136
---------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)                                             554,000               2,041,601
---------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp. (Automotive)                                                         24,100                 552,322
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $22,196,333
---------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                                             18,690                $720,500
---------------------------------------------------------------------------------------------------------------------------
Mexico - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A.de C.V. (Construction)                                                  280,090                $365,228
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A.de C.V. (Specialty Stores)                                                 76,960                 507,518
---------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A.de C.V. (Banks & Credit Companies)                             496,500                 733,421
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                               8,250                 397,073
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,003,240
---------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.1%
---------------------------------------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)*                                                                    7,061                $497,673
---------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V. (Telephone Services)                                                         232,520               1,791,653
---------------------------------------------------------------------------------------------------------------------------
TPG N.V. (Airlines)                                                                          66,850               1,554,317
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,843,643
---------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Telecom Corp.of New Zealand Ltd. (Telephone Services)                                       153,912                $577,923
---------------------------------------------------------------------------------------------------------------------------
Norway - 2.0%
---------------------------------------------------------------------------------------------------------------------------
DnB Holding A.S.A. (Banks & Credit Companies)                                               179,300              $1,369,557
---------------------------------------------------------------------------------------------------------------------------
Findexa Ltd. (Printing & Publishing)^*                                                      127,560                 463,761
---------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A (Energy - Integrated)                                                          51,250                 658,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,492,093
---------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%
---------------------------------------------------------------------------------------------------------------------------
MobileOne Ltd. (Telecommunications - Wireless)                                              698,000                $657,239
---------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd. (Trucking)                                                            2,232,200               1,024,813
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,682,052
---------------------------------------------------------------------------------------------------------------------------
South Korea - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                                                   150,420                $391,236
---------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automotive)                                                          25,960               1,124,971
---------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Banks & Credit Companies)                                                      24,340                 777,865
---------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd. (Telephone Services)                                                     43,550                 688,328
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                                                    3,190               1,249,405
---------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                                                   6,870                 704,003
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,935,808
---------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%
---------------------------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                                       26,960                $842,361
---------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                                                  41,320                 847,447
---------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A. (Energy - Independent)^                                                      62,730               1,303,115
---------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                                        105,546               1,509,176
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,502,099
---------------------------------------------------------------------------------------------------------------------------
Sweden - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Alfa Laval AB (Machinery & Tools)                                                            17,250                $245,032
---------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)^                                                                  25,110               1,050,562
---------------------------------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB (Brokerage & Asset Managers)                                          54,720                 488,045
---------------------------------------------------------------------------------------------------------------------------
Lindex AB (Specialty Stores)                                                                 19,840                 496,507
---------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB (Banks & Credit Companies)                                                   193,700               1,490,932
---------------------------------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)^                                                                 108,970               1,107,488
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,878,566
---------------------------------------------------------------------------------------------------------------------------
Switzerland - 5.8%
---------------------------------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)^                                                            17,710                $358,789
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                                                  8,566               2,033,636
---------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                28,560               1,325,155
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                           11,560               1,125,645
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                                      27,029               2,433,182
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,276,407
---------------------------------------------------------------------------------------------------------------------------
Thailand - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Krungthai Card PCL (Banks & Credit Companies)                                               866,300                $495,445
---------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd. (Airlines)                                       377,800                 485,697
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $981,142
---------------------------------------------------------------------------------------------------------------------------
United Kingdom - 24.2%
---------------------------------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                                         45,460              $1,030,966
---------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                            19,310                 893,056
---------------------------------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)                                                                        90,760                 873,284
---------------------------------------------------------------------------------------------------------------------------
Benfield Group Ltd. (Insurance)                                                             184,200                 731,865
---------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC (Electrical Equipment)                                           191,490                 505,321
---------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                                            53,982               2,898,833
---------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*                                     158,220               1,273,804
---------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Companies)                                          50,620                 640,708
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                                             86,844               1,072,331
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                                         291,640                 771,343
---------------------------------------------------------------------------------------------------------------------------
Hiscox PLC (Insurance)                                                                      211,380                 657,450
---------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                                         47,570               1,053,147
---------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance)                                                 64,820                 503,154
---------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC (Utilities - Electric Power)                                                 80,700                 769,257
---------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)                                                       317,910                 570,489
---------------------------------------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                                         345,650               1,285,658
---------------------------------------------------------------------------------------------------------------------------
mm02 PLC (Telecommunications - Wireless)                                                    580,820                 935,820
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                                               22,500                 605,615
---------------------------------------------------------------------------------------------------------------------------
PHS Group PLC (Business Services)                                                           564,850                 775,642
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                            30,854                 814,552
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                                    99,390                 884,990
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                  88,998               2,492,079
---------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                                50,520                 791,541
---------------------------------------------------------------------------------------------------------------------------
St.James's Place Capital PLC (Insurance)*                                                   153,810                 461,779
---------------------------------------------------------------------------------------------------------------------------
Unilever PLC (Food & Non-Alcoholic Beverages)*                                               96,030                 826,639
---------------------------------------------------------------------------------------------------------------------------
United Utilities PLC,"A"(Utilities - Electric Power)                                        117,820                 777,515
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                          961,121               2,192,136
---------------------------------------------------------------------------------------------------------------------------
Wellington Underwriting PLC (Insurance)                                                     201,040                 290,773
---------------------------------------------------------------------------------------------------------------------------
William Hill Ltd. (Gaming & Lodging)                                                         61,220                 601,088
---------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food & Drug Stores)                                      214,300                 698,188
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                                       270,560               1,666,106
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,345,129
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks (Identified Cost, $101,227,025)                                                           $120,394,951
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.8%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.,1.57%, due 9/01/04                                          $673,000                $673,000
---------------------------------------------------------------------------------------------------------------------------
Royal Bank Of Canada,1.57%, due 9/01/04                                                   2,869,000               2,869,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                  $3,542,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.0%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                18,853,717             $18,853,717
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley,1.57%, dated 8/31/04, due 9/1/04,
total to be received $1,544,067 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account), at Cost                     $1,544,000              $1,544,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $125,166,742)                                                              $144,334,668
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.9)%                                                                        (18,763,582)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $125,571,086
---------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

As of August 31,2004,75 securities representing $73,588,079 and 58.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                        $125,732,893
                                      ------------
Gross unrealized appreciation          $20,814,088
                                      ------------
Gross unrealized depreciation           (2,212,313)
                                      ------------
Net unrealized appreciation            $18,601,775
                                      ------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) EMERGING
MARKETS EQUITY FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)EMERGING MARKETS EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                           SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------------
Brazil - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR (Forest & Paper Products)                                             29,040                $1,010,882
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)                                      39,090                 1,275,507
---------------------------------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao, ADR (Food & Drug Stores)                                   29,100                   599,469
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                                                48,470                 2,800,112
---------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A. (Energy - Integrated)^                                                  73,290                 2,253,667
---------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes (Telephone Services)^                                             69,780                   955,986
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks & Credit Companies)                           45,600                 1,044,240
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR (Forest & Paper Products)                                  35,540                 1,248,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $11,188,383
---------------------------------------------------------------------------------------------------------------------------------
Chile - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondas de Pensiones Provida S.A., ADR (Brokerage & Asset Managers)             39,380                $1,063,260
---------------------------------------------------------------------------------------------------------------------------------
China - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Aluminiumcorp China (Metals & Mining)                                                         2,130,000                $1,044,519
---------------------------------------------------------------------------------------------------------------------------------
China Life Insurance (Insurance)                                                                933,000                   556,212
---------------------------------------------------------------------------------------------------------------------------------
China Telecom Corp.Ltd. (Telephone Services)                                                  3,666,000                 1,186,750
---------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd. (Energy - Integrated)                                                     3,598,000                 1,810,532
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $4,598,013
---------------------------------------------------------------------------------------------------------------------------------
Croatia - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
PLIVA d.d., GDR (Pharmaceuticals)                                                                33,110                  $476,122
---------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mobinil (Telephone Services)                                                                     34,600                  $527,397
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd. (Telecommunications - Wireless)                                               940,000                $2,741,667
---------------------------------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd. (Business Services)                                                          219,000                   560,135
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $3,301,802
---------------------------------------------------------------------------------------------------------------------------------
Hungary - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd. (Pharmaceuticals)                                                             5,000                  $525,000
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                                                    24,300                 1,054,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $1,579,620
---------------------------------------------------------------------------------------------------------------------------------
India - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd. (Construction)                                                       70,540                  $493,849
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp.Ltd. (Banks & Credit Companies)                                 42,010                   504,728
---------------------------------------------------------------------------------------------------------------------------------
ITC Ltd. (Tobacco)                                                                               25,040                   566,002
---------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd. (Banks & Credit Companies)                                             199,190                   625,977
---------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp.Ltd. (Energy - Independent)                                               51,060                   787,039
---------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                                                 132,950                 1,365,095
---------------------------------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)                                             53,240                   444,174
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $4,786,864
---------------------------------------------------------------------------------------------------------------------------------
Indonesia - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia (Banks & Credit Companies)                                              2,773,500                  $510,596
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk. (Banks & Credit Companies)                                          2,005,000                   385,165
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Danamon Tbk. (Banks & Credit Companies)                                                 959,000                   342,865
---------------------------------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk. (Tobacco)                                                                  340,000                   462,647
---------------------------------------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk. (Tobacco)                                                     944,000                   533,959
---------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk. (Telephone Services)                                         1,159,000                   946,249
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $3,181,481
---------------------------------------------------------------------------------------------------------------------------------
Israel - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Hapoalim B.M. (Banks & Credit Companies)                                                   189,880                  $515,221
---------------------------------------------------------------------------------------------------------------------------------
Bank Leumi le-Israel B.M. (Banks & Credit Companies)                                            258,570                   520,628
---------------------------------------------------------------------------------------------------------------------------------
Koor Industries Ltd. (Conglomerates)*                                                             9,480                   384,693
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)                                            69,400                 1,891,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $3,311,692
---------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                                                 30,370                $1,170,763
---------------------------------------------------------------------------------------------------------------------------------
Malaysia - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
AMMB Holdings Berhad (Banks & Credit Companies)                                                 576,600                  $497,697
---------------------------------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC (Broadcast & Cable TV)*                                             471,800                   556,227
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco (Tobacco)                                                               48,400                   646,395
---------------------------------------------------------------------------------------------------------------------------------
Genting Berhad (Gaming & Lodging)                                                               115,800                   484,532
---------------------------------------------------------------------------------------------------------------------------------
IOI Corp. (Specialty Chemicals)                                                                 216,000                   491,684
---------------------------------------------------------------------------------------------------------------------------------
New Straits Times Press (Printing & Publishing)                                                 476,000                   473,495
---------------------------------------------------------------------------------------------------------------------------------
YTL Power International Bhd. (Utilities - Electric Power)*                                    1,164,300                   517,807
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $3,667,837
---------------------------------------------------------------------------------------------------------------------------------
Mexico - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR (Telecommunications - Wireless)                                   42,250                $1,447,062
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A.de C.V., ADR (Construction)                                                            63,071                 1,784,909
---------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A.de C.V. (Construction)*                                                     755,240                   984,807
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A.de C.V. (Specialty Stores)                                                    151,930                 1,001,912
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A.de C.V. (Banks & Credit Companies)                                 671,980                   992,637
---------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A.de C.V. (Alcoholic Beverages)                                                  400,300                   955,609
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                                  24,630                 1,185,442
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A.de C.V. (Consumer Goods & Services)                                187,900                   517,126
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V., ADR (Broadcast & Cable TV)*                                              119,220                 1,120,668
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A.de C.V. (General Merchandise)                                            217,600                   693,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $10,683,744
---------------------------------------------------------------------------------------------------------------------------------
Russia - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Mining and Metallurgical Company Norilsk Nickel, ADR (Metals & Mining)                           26,900                $1,517,160
---------------------------------------------------------------------------------------------------------------------------------
OAO LUKOIL (Energy - Integrated)                                                                 27,590                 3,255,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $4,772,780
---------------------------------------------------------------------------------------------------------------------------------
South Africa - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Absa Group Ltd. (Banks & Credit Companies)                                                      122,970                $1,020,626
---------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd. (Banks & Credit Companies)                                        308,010                   550,410
---------------------------------------------------------------------------------------------------------------------------------
Barloworld Ltd. (Conglomerates)                                                                  47,200                   533,485
---------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)                                       13,870                 1,166,933
---------------------------------------------------------------------------------------------------------------------------------
Liberty Group Ltd. (Insurance)                                                                   63,700                   527,231
---------------------------------------------------------------------------------------------------------------------------------
Sanlam Group (Insurance)                                                                        511,400                   691,364
---------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group (Banks & Credit Companies)                                                  235,270                 1,572,324
---------------------------------------------------------------------------------------------------------------------------------
Telkom Group Ltd. (Telephone Services)                                                           98,710                 1,179,163
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $7,241,536
---------------------------------------------------------------------------------------------------------------------------------
South Korea - 19.2%
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank (Banks & Credit Companies)                                                             46,670                $1,047,694
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis (Machinery & Tools)                                                                11,700                   575,093
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automotive)                                                              33,350                 1,445,215
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Banks & Credit Companies)                                                          39,960                 1,277,054
---------------------------------------------------------------------------------------------------------------------------------
KT & G Corp., ADR (Tobacco)                                                                      40,410                 1,031,745
---------------------------------------------------------------------------------------------------------------------------------
KT Corp., ADR (Telephone Services)                                                               35,880                   628,618
---------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd. (Specialty Chemicals)                                                           10,220                   388,742
---------------------------------------------------------------------------------------------------------------------------------
LG Electronics, Inc. (Furniture & Appliances)                                                    21,180                 1,011,637
---------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR (Metals & Mining)                                                                     67,000                 2,424,060
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                                                       18,220                 7,136,101
---------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                                                       6,050                   619,974
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd. (Banks & Credit Companies)                                      61,920                 1,048,580
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd. (Telecommunications - Wireless)                                               8,090                 1,218,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $19,853,458
---------------------------------------------------------------------------------------------------------------------------------
Taiwan - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Acer, Inc. (Personal Computers & Peripherals)                                                   343,512                  $458,962
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp. (Electronics)                                                                673,800                   868,458
---------------------------------------------------------------------------------------------------------------------------------
China Steel Corp. (Metals & Mining)                                                           1,169,550                 1,096,938
---------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (Banks & Credit Companies)                                939,866                   995,169
---------------------------------------------------------------------------------------------------------------------------------
Compal Electronics, Inc. (Computer Software - Systems)                                           27,497                    26,114
---------------------------------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp. (Chemicals)                                                     349,920                   562,473
---------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp. (Computer Software - Systems)                                          130,800                   443,651
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd. (Personal Computers & Peripherals)                          237,819                   782,092
---------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc. (Electronics)                                                                    109,712                   776,608
---------------------------------------------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd. (Banks & Credit Companies)                                    1,504,000                   913,800
---------------------------------------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp. (Specialty Chemicals)                                                     380,000                   526,766
---------------------------------------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd. (Banks & Credit Companies)                                   80,949                    61,837
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semicon Man (Electronics)                                                              1,166,000                 1,616,340
---------------------------------------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd. (Railroad & Shipping)                                                        492,450                   444,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $9,573,655
---------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd. (Banks & Credit Companies)                                         345,060                  $820,880
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd. (Construction)                                                      181,160                 1,053,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $1,874,364
---------------------------------------------------------------------------------------------------------------------------------
Turkey - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Companies)                                                    295,748,675                $1,259,761
---------------------------------------------------------------------------------------------------------------------------------
Vestel Electronic (Furniture & Appliances)                                                  169,763,080                   615,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $1,875,541
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                                            270,590                $6,136,582
---------------------------------------------------------------------------------------------------------------------------------
Lonmin PLC (Precious Metals & Minerals)                                                          62,240                 1,215,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $7,351,970
---------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks (Identified Cost, $88,418,408)                                                                  $102,080,282
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.,1.57%, due 9/01/04, at Amortized Cost                           $213,000                  $213,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                     3,081,155                $3,081,155
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley,1.57%, dated 8/31/04, due 9/1/04, total to be received $487,021
(secured by various U.S.Treasury and Federal Agency obligations in a jointly
traded account), at  Cost                                                                      $487,000                  $487,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $92,199,563)                                                                     $105,861,437
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                                (2,626,158)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $103,235,279
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of August 31,2004, the fund had nine securities representing $14,066,275 and 13.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                        $92,854,190
                                      -----------
Gross unrealized appreciation         $15,859,546
                                      -----------
Gross unrealized depreciation         (2,852,299)
                                      -----------
Net unrealized appreciation           $13,007,247
                                      -----------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) CONSERVATIVE
ALLOCATION FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                           SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.8%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Government Securities Fund - Class I                                                    4,578,635               $44,595,906
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Intermediate Investment Grade Bond Fund - Class I                                       6,529,075                66,923,019
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Limited Maturity Fund - Class I                                                        13,446,167                89,013,626
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Money Market Fund                                                                      44,364,316                44,364,316
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Bond Fund - Class I                                                            2,131,495                22,316,750
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class I                                                                 3,726,797                67,119,609
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research International Fund - Class I                                                   1,535,616                22,327,855
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Growth Fund - Class I*                                                        1,309,679                22,225,255
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Value Fund - Class I                                                                    3,191,700                66,866,121
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $426,052,836)                                                                   $445,752,457
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PAR AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.,1.57%, due 9/01/04                                              $100,000                  $100,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust,1.58%, due 9/01/04                                                       214,000                   214,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada,1.57%, due 9/01/04                                                         428,000                   428,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                          $742,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $426,794,836)                                                                    $446,494,457
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                       (64,327)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $446,430,130
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                        $426,827,044
                                      ------------
Gross unrealized appreciation          $22,631,529
                                      ------------
Gross unrealized depreciation           (2,964,116)
                                      ------------
Net unrealized appreciation            $19,667,413
                                      ------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) MODERATE
ALLOCATION FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)MODERATE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                           SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.8%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Government Securities Fund - Class I                                                   11,941,718              $116,312,338
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class I                                                             14,995,221                58,331,408
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Intermediate Investment Grade Bond Fund - Class I                                      11,353,524               116,373,620
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Growth Fund - Class I*                                                          7,563,236                58,010,023
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Value Fund - Class I                                                            4,495,112                58,031,891
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Money Market Fund                                                                      57,971,958                57,971,958
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Bond Fund - Class I                                                           11,119,548               116,421,670
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class I                                                                 9,663,283               174,035,735
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Research International Fund - Class I                                                   8,017,970               116,581,281
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Growth Fund - Class I*                                                        6,824,559               115,812,763
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Value Fund - Class I                                                                    8,309,755               174,089,363
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,090,622,211)                                                               $1,161,972,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PAR AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.,1.57%, due 9/01/04                                                  $245                  $245,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust,1.58%, due 9/01/04                                                           562                   562,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada,1.57%, due 9/01/04                                                           1,095                 1,095,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                        $1,902,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,092,524,211)                                                                $1,163,874,050
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      (186,779)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,163,687,271
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                       $1,092,863,405
                                     --------------
Gross unrealized appreciation           $72,601,583
                                     --------------
Gross unrealized depreciation            (1,590,938)
                                     --------------
Net unrealized appreciation             $71,010,645
                                     --------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) GROWTH ALLOCATION FUND

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MFS(R) GROWTH ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Government Securities Fund - Class I                                              5,472,301               $53,300,212
---------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class I                                                       13,739,702                53,447,440
---------------------------------------------------------------------------------------------------------------------------
MFS(R)International New Discovery Fund - Class I                                        2,776,080                53,272,970
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Growth Fund - Class I*                                                   13,851,426               106,240,443
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Value Fund - Class I                                                      8,230,269               106,252,773
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Bond Fund - Class I                                                     10,190,955               106,699,296
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class I                                                           5,899,083               106,242,489
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Research International Fund - Class I                                            10,993,409               159,844,166
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Growth Fund - Class I*                                                  9,377,271               159,132,286
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Value Fund - Class I                                                              7,608,985               159,408,237
---------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost,$990,990,742)                                                            $1,063,840,312
---------------------------------------------------------------------------------------------------------------------------
                                                                                       PAR AMOUNT
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%, due 9/01/04                                       $176,000                  $176,000
---------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 1.58%, due 9/01/04                                                402,000                   402,000
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, 1.57%, due 9/01/04                                                  786,000                   786,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                  $1,364,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $992,354,742)                                                            $1,065,204,312
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                (109,758)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $1,065,094,554
---------------------------------------------------------------------------------------------------------------------------
*Non-income producing security

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                        $992,413,577
                                      ------------
Gross unrealized appreciation          $73,191,663
                                      ------------
Gross unrealized depreciation            ($400,928)
                                      ------------
Net unrealized appreciation            $72,790,735
                                      ------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) AGGRESSIVE
GROWTH ALLOCATION FUND

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MFS(R)AGGRESSIVE GROWTH ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
Mutual Funds - 99.9%
---------------------------------------------------------------------------------------------------------------------------
MFS(R)International New Discovery Fund - Class I                                        2,407,799               $46,205,670
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Growth Fund - Class I*                                                    8,984,731                68,912,883
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Mid Cap Value Fund - Class I                                                      5,340,490                68,945,720
---------------------------------------------------------------------------------------------------------------------------
MFS(R)New Discovery Fund - Class I*                                                     1,659,813                22,988,405
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class I                                                           2,552,434                45,969,333
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Research International Fund - Class I                                             3,173,093                46,136,771
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Growth Fund - Class I*                                                  5,408,553                91,783,148
---------------------------------------------------------------------------------------------------------------------------
MFS(R)Value Fund - Class I                                                              3,294,523                69,020,253
---------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $424,560,112)                                                             $459,962,183
---------------------------------------------------------------------------------------------------------------------------
                                                                                       PAR AMOUNT
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%, due 9/01/04                                       $100,000                  $100,000
---------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 1.58%, due 9/01/04                                                175,000                   175,000
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, 1.57%, due 9/01/04                                                  374,000                   374,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                    $649,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $425,209,112)                                                              $460,611,183
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                            (322,039)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $460,289,144
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                        $425,531,578
                                      ------------
Gross unrealized appreciation          $36,010,676
                                      ------------
Gross unrealized depreciation             (931,071)
                                      ------------
Net unrealized appreciation            $35,079,605
                                      ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST X
              -----------------------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                --------------------------------------------
                                Robert J. Manning, President

Date: October 25, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date: October 25, 2004
      ----------------

By (Signature and Title)*       RICHARD M. HISEY
                                -----------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date: October 25, 2004
      ----------------


* Print name and title of each signing officer under his or her signature.